Stockholder's Equity, Equity-Based Compensation Expense and Earnings Per Share Reclassification out of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended			12 Months Ended
	Sep. 29, 2013	Jun. 30, 2013	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Sep. 29, 2013		Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest rate contracts	$ (19,595)			$ (44,462)							$ (107,878)		$ (154,601)	$ (198,484)	$ (208,319)	$ (236,004)
Cost of products sold	(415,052)		(517,685)	(438,564)	(456,439)	(481,248)	(500,938)	(440,496)	(460,346)	(452,916)	(1,297,808)		(1,376,251)	(1,893,936)	(1,854,696)	(1,834,375)
Earnings (loss) before income taxes	65,346			15,437							68,750		12,558	85,220	(24,811)	29,436
Tax benefit	(24,661)			(5,559)							(35,108)		(3,701)	(32,701)	(22,103)	(7,399)
Deferred tax expense	(24,273)	(9,070)		(4,653)							(33,226)		(2,637)	(30,929)	(20,524)	(4,382)
Net earnings (loss)	40,685		43,662	9,878	(10,560)	9,539	(87,524)	12,777	7,581	20,252	33,642		8,857	52,519	(46,914)	22,037
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net earnings (loss)	(17)										(11,619)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest rate contracts	(15)										(3,961)
Cost of products sold	454										1,136
Earnings (loss) before income taxes	439										(2,825)
Tax benefit	(239)										935
Deferred tax expense											(9,070)	[1]
Net earnings (loss)	200										(10,960)
Pension actuarial asumption adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products sold	(353)										(1,072)	[2]
Tax benefit	136										413
Net earnings (loss)	$ (217)										$ (659)

[1]	See Notes 11 and 15 for additional details.
[2]	This is included in the computation of net periodic pension cost (see Note 10 for additional details).